Prepaid Expenses	12 Months Ended
Jan. 31, 2017
Prepaid Expenses
Prepaid Expenses

NOTE 5 – Prepaid expenses

At January 31, 2016, the company had prepaid approximately $70,000 relating to a private investor event scheduled for a future date. This amount is included in prepaid expenses as of January 31, 2016, and was expensed in full during the year ended January 31, 2017.